UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real Estate Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2007

Date of reporting period:	9/30/2006

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

SEPTEMBER 30, 2006

STRATEGIC PARTNERS

REAL ESTATE FUND

OBJECTIVE

High current income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

November 15, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Real Estate Fund informative and useful.

You recently received materials asking you to vote on several proposals relating to the future operations of the Fund. These proposals include moving the Fund into the JennisonDryden fund family. They are the result of our conclusion, reached after a thorough review, that the Strategic Partners fund family does not offer the current or potential scale to remain an effective long-term investment solution for shareholders. If the proposals are approved, you will own shares of a fund in the JennisonDryden family of mutual funds, which are managed by Prudential-affiliated asset managers.

JennisonDryden combines strong teams of research analysts, a culture that leverages their findings, and security selection disciplines that focus on risk controls as well as returns. These traits characterize the JennisonDryden approach whether a fund’s primary investment discipline is based on fundamental research, quantitative research, or credit and economic research. We have created a family of funds that you, together with the advice of a financial professional, can comfortably rely upon in investment programs suited to your personal goals and tolerance for risk.

The shareholder meeting scheduled for October 30, 2006, to consider the proposals was adjourned to November 28, 2006, because the number of Fund shares voted was below the minimum that is required under the Fund’s governing documents in order to convene a shareholder meeting. Shareholders are still voting on the proposals, so we do not know the results. At Prudential, we appreciate your confidence in our Strategic Partners funds and look forward to continuing to serve you with our much larger JennisonDryden family of mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Real Estate Fund

Strategic Partners Real Estate Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Real Estate Fund (the Fund) is high current income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 9/30/06
	Six Months	One Year	Five Years	Since Inception[1]
Class A	7.38%	28.74%	228.46%	228.01%
Class B	6.94	27.74	216.18	207.78
Class C	6.94	27.74	216.18	207.78
Class Z	7.49	29.04	232.47	235.05
S&P 500 Index[2]	4.14	10.78	40.05	37.05
Wilshire REIT Index[3]	7.89	28.05	180.41	232.55
Lipper Real Estate Funds Avg.[4]	7.11	25.53	173.01	202.04

Average Annual Total Returns[5] as of 9/30/06
		One Year	Five Years	Since Inception[1]
Class A		21.66%	25.42%	14.40%
Class B		22.74	25.81	14.31
Class C		26.74	25.89	14.31
Class Z		29.04	27.16	15.47
S&P 500 Index[2]		10.78	6.97	3.82
Wilshire REIT Index[3]		28.05	22.90	15.35
Lipper Real Estate Funds Avg.[4]		25.53	22.10	13.96

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with

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Prudential. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 5/5/98.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how U.S. stock prices have performed. The securities in the S&P 500 Index may be very different from those in the Fund.

3The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising U.S. publicly traded Real Estate Investment Trusts. The securities in the Wilshire REIT Index may be very different from those in the Fund.

4The Lipper Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Real Estate Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Wilshire REIT Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Wilshire REIT Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/06
Simon Property Group, Inc., Retail	8.5%
Host Marriott Corp., Hotel	7.4
Kimco Realty Corp., Retail	6.9
Archstone—Smith Trust, Apartments	5.9
Starwood Hotels & Resorts Worldwide, Inc., Hotel	5.7
Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/06
Diversified	17.5%
Retail	17.3
Apartments	16.4
Hotel	14.2
Shopping Centers	9.9

Industry weightings are subject to change.

Strategic Partners Real Estate Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2006, at the beginning of the period, and held through the six-month period ended September 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not by used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Real Estate Fund		Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,073.80	1.24%	$6.45
	Hypothetical	$1,000.00	$1,018.05	1.24%	$6.28

Class B	Actual	$1,000.00	$1,069.40	1.99%	$10.32
	Hypothetical	$1,000.00	$1,015.09	1.99%	$10.05

Class C	Actual	$1,000.00	$1,069.40	1.99%	$10.32
	Hypothetical	$1,000.00	$1,015.09	1.99%	$10.05

Class Z	Actual	$1,000.00	$1,074.90	0.99%	$5.15
	Hypothetical	$1,000.00	$1,020.10	0.99%	$5.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2007 (to reflect the six-month period).

Strategic Partners Real Estate Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS

Apartments 16.4%
284,919	Archstone-Smith Trust	$15,510,990
86,012	Avalonbay Communities, Inc.	10,355,845
19,559	Bre Properties, Inc. (Class A Stock)	1,168,259
21,147	Camden Property Trust	1,607,383
225,303	Equity Residential	11,395,826
20,959	Essex Property Trust, Inc.	2,544,423
2,676	Mid-America Apartment Communities, Inc.	163,825

		42,746,551

Diversified 17.5%
93,331	AMB Property Corp.	5,143,471
133,195	Boston Properties, Inc.	13,764,371
28,949	Kilroy Realty Corp.	2,181,018
39,717	LaSalle Hotel Properties	1,721,335
273,797	Ventas, Inc.	10,552,136
114,535	Vornado Realty Trust	12,484,315

		45,846,646

Exchange Traded Fund 0.6%
16,864	iShares Cohen & Steers Realty Majors	1,548,115

Hotel 14.2%
848,968	Host Marriott Corp.	19,466,836
261,925	Starwood Hotels & Resorts Worldwide, Inc.	14,979,491
23,131	Sunstone Hotel Investors, Inc.	687,453
106,800	WCI Communities, Inc.(a)	1,862,592

		36,996,372

Industrial 6.1%
5,699	EastGroup Properties, Inc.	284,152
95,543	ProLogis	5,451,683
118,332	Public Storage, Inc.	10,175,369

		15,911,204

Lodging 0.3%
54,300	DiamondRock Hospitality Co.	901,923

Mall
837	Taubman Centers, Inc.	37,180

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	7

Portfolio of Investments

as of September 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Office 8.9%
13,681	Alexandria Real Estate Equities, Inc.	$1,283,278
40,199	Brookfield Properties Corp. (Canada)	1,419,829
38,019	Corporate Office Properties Trust	1,701,730
209,585	Equity Office Properties Trust	8,333,100
68,800	Liberty Property Trust	3,287,952
50,800	PS Business Parks, Inc.	3,063,240
29,489	SL Green Realty Corp.	3,293,921
70,300	Thomas Properties Group, Inc.	903,355

		23,286,405

R&D – Office 0.5%
47,319	BioMed Realty Trust, Inc.	1,435,658

Real Estate 4.7%
77,973	Hammerson PLC (United Kingdom)	1,915,418
71,976	Land Securities Group, PLC (United Kingdom)	2,652,152
36,844	Unibail Holding (France)	7,741,534

		12,309,104

Real Estate Investment Trusts 0.8%
34,376	British Land Co. (United Kingdom)	877,921
23,460	Equity One, Inc.	562,336
36,460	Highland Hospitality Corp.	522,472

		1,962,729

Retail 17.3%
421,646	Kimco Realty Corp.	18,075,964
71,070	Regency Centers Corp.	4,886,773
244,674	Simon Property Group, Inc.	22,172,358

		45,135,095

Shopping Centers 9.9%
104,866	Acadia Realty Trust	2,674,083
30,883	Federal Realty Investment Trust	2,294,607
304,410	General Growth Properties, Inc.	14,505,136
56,800	Macerich Company (The)	4,337,248
42,600	Saul Centers, Inc.	1,917,000
6,500	Tanger Factory Outlet Centers, Inc.	231,530

		25,959,604

	Total long-term investments (cost $183,389,729)	254,076,586

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 2.2%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
5,722,896	(cost $5,722,896)(b)	$5,722,896

	Total Investments 99.4% (cost $189,112,625; Note 5)	259,799,482
	Other assets in excess of liabilities 0.6%	1,568,332

	Net Assets 100%	$261,367,814

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2006 were as follows:

Diversified	17.5%
Retail	17.3
Apartments	16.4
Hotel	14.2
Shopping Centers	9.9
Office	8.9
Industrial	6.1
Real Estate	4.7
Affiliated Money Market Mutual Fund	2.2
Real Estate Investment Trusts	0.8
Exchange Traded Fund	0.6
R&D – Office	0.5
Lodging	0.3

99.4
Other assets in excess of liabilities	0.6

Total	100.0%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	9

Statement of Assets and Liabilities

as of September 30, 2006 (Unaudited)

Strategic Partners Real Estate Fund
ASSETS
Investments at value:
Unaffiliated investments (cost $183,389,729)	$254,076,586
Affiliated investments (cost $5,722,896)	5,722,896
Cash	371,561
Receivable for Fund shares sold	1,520,647
Receivable for investments sold	937,840
Dividends receivable	765,145
Tax reclaim receivable	39,081
Prepaid expenses	1,405

Total assets	263,435,161

LIABILITIES
Payable for investments purchased	1,458,226
Payable for Fund shares reacquired	310,106
Management fee payable	116,425
Accrued expenses	85,138
Distribution fee payable	78,902
Transfer agent fee payable	17,148
Deferred Trustees’ fees	1,402

Total liabilities	2,067,347

NET ASSETS	$261,367,814

Net assets were comprised of:
Shares of beneficial interest, at par	$9,840
Paid-in capital in excess of par	192,172,094

192,181,934
Undistributed net investment income	943,237
Accumulated net realized loss on investments and foreign currency transactions	(2,443,611)
Net unrealized appreciation on investments and foreign currencies	70,686,254

Net assets, September 30, 2006	$261,367,814

See Notes to Financial Statements.

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Strategic Partners Real Estate Fund
Class A:
Net asset value and redemption price per share ($170,955,664 ÷ 6,430,450 shares of beneficial interest issued and outstanding)	$26.59
Maximum sales charge (5.5% of offering price)	1.55

Maximum offering price to public	$28.14

Class B:
Net asset value, offering price and redemption price per share ($24,853,102 ÷ 939,835 shares of beneficial interest issued and outstanding)	$26.44

Class C:
Net asset value, offering price and redemption price per share ($31,365,426 ÷ 1,186,123 shares of beneficial interest issued and outstanding)	$26.44

Class Z:
Net asset value, offering price and redemption price per share ($34,193,622 ÷ 1,283,451 shares of beneficial interest issued and outstanding)	$26.64

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	11

Statement of Operations

Six Months Ended September 30, 2006 (Unaudited)

Strategic Partners Real Estate Fund
NET INVESTMENT INCOME
Income
Dividends (net of $17,529 foreign withholding tax)	$3,241,046
Affiliated dividends	200,803

Total income	3,441,849

Expenses
Management fee	785,156
Distribution fee—Class A	167,322
Distribution fee—Class B	113,366
Distribution fee—Class C	128,483
Transfer agent’s fees and expenses (including affiliated expenses of $101,560)	108,000
Custodian’s fees and expenses	54,000
Registration fees	29,000
Reports to shareholders	24,000
Legal fees and expenses	15,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous	11,870

Total expenses	1,450,197

Net investment income	1,991,652

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,422,104
Foreign currency transactions	(4,644)

4,417,460

Net change in unrealized appreciation (depreciation) on:
Investments	11,299,272
Foreign currencies	1,625

11,300,897

Net gain on investments and foreign currencies	15,718,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,710,009

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners Real Estate Fund
	Six Months Ended September 30, 2006	Year Ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,991,652	$1,779,873
Net realized gain on investments and foreign currency transactions	4,417,460	5,933,936
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,300,897	36,608,081

Net increase in net assets resulting from operations	17,710,009	44,321,890

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,009,165)	(912,702)
Class B	(94,851)	(167,582)
Class C	(107,585)	(92,673)
Class Z	(230,617)	(208,220)

	(1,442,218)	(1,381,177)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	86,284,287	85,308,083
Net asset value of shares issued in reinvestment of dividends and distributions	1,237,090	1,195,796
Cost of shares reacquired	(27,318,111)	(37,784,986)

Net increase in net assets from Fund share transactions	60,203,266	48,718,893

Total increase	76,471,057	91,659,606

NET ASSETS
Beginning of period	184,896,757	93,237,151

End of period	$261,367,814	$184,896,757

(a) Includes undistributed net investment income of	$943,237	$393,803

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	13

Notes to Financial Statements

(Unaudited)

Strategic Partners Real Estate Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair

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valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2006, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Strategic Partners Real Estate Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITS”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax

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differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into subadvisory agreements with Wellington Management Company, LLP (“Wellington”) and Principal Global Investors, LLC (“Principal”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection there with, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

On July 19, 2006, the Board approved a new subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM”) with the intention to replace the existing subadvisory agreements with Wellington and Principal, and approved submitting the proposed new subadvisory agreement to Fund shareholders for approval.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets. The effective management fee rate was .75 of 1% for the six months ended September 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C

Strategic Partners Real Estate Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2006, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $365,600 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $21,000 and $1,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended September 30, 2006.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2006.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. For the six months ended September 30, 2006, the Fund incurred approximately $21,983 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portion of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2006 were $95,185,160 and $34,305,080, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2006, of approximately $6,698,000 of which $4,554,000 expires in 2008 and $2,144,000 expires in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund has elected to treat post-October currency losses of approximately $7,000 incurred during the period November 1, 2005 through March 31, 2006 as having been incurred in the following fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$189,474,939	$71,257,232	$(932,689)	$70,324,543

Strategic Partners Real Estate Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in Passive Foreign Investment Companies.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class C shares are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2006:
Shares sold	2,355,525	$58,484,370
Shares issued in reinvestment of dividends	36,674	893,399
Shares reacquired	(851,683)	(20,713,020)

Net increase in shares outstanding before conversion	1,540,516	38,664,749
Shares issued upon conversion from Class B	47,746	1,196,236

Net increase in shares outstanding	1,588,262	$39,860,985

Year ended March 31, 2006:
Shares sold	2,714,859	$59,050,672
Shares issued in reinvestment of dividends	40,355	813,731
Shares reacquired	(1,105,714)	(23,325,512)

Net increase in shares outstanding before conversion	1,649,500	36,538,891
Shares issued upon conversion from Class B	1,086,451	21,939,255

Net increase in shares outstanding	2,735,951	$58,478,146

Class B
Six months ended September 30, 2006:
Shares sold	187,000	$4,597,488
Shares issued in reinvestment of dividends	3,221	78,573
Shares reacquired	(92,918)	(2,259,895)

Net increase in shares outstanding before conversion	97,303	2,416,166
Shares issued upon conversion into Class A	(47,985)	(1,196,236)

Net increase in shares outstanding	49,318	$1,219,930

Year ended March 31, 2006:
Shares sold	300,398	$6,367,641
Shares issued in reinvestment of dividends	7,120	138,404
Shares reacquired	(305,593)	(6,222,127)

Net decrease in shares outstanding before conversion	1,925	283,918
Shares issued upon conversion into Class A	(1,090,853)	(21,939,255)

Net decrease in shares outstanding	(1,088,928)	$(21,655,337)

Class C
Six months ended September 30, 2006:
Shares sold	358,069	$8,831,779
Shares issued in reinvestment of dividends	2,616	63,868
Shares reacquired	(77,087)	(1,912,778)

Net increase in shares outstanding	283,598	$6,982,869

Year ended March 31, 2006:
Shares sold	491,018	$10,604,314
Shares issued in reinvestment of dividends	2,722	54,203
Shares reacquired	(182,198)	(3,807,646)

Net increase in shares outstanding	311,542	$6,850,871

Strategic Partners Real Estate Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended September 30, 2006:
Shares sold	593,975	$14,370,650
Shares issued in reinvestment of dividends	8,231	201,250
Shares reacquired	(97,656)	(2,432,418)

Net increase in shares outstanding	504,550	$12,139,482

Year ended March 31, 2006:
Shares sold	434,081	$9,285,456
Shares issued in reinvestment of dividends	9,457	189,458
Shares reacquired	(209,969)	(4,429,701)

Net increase in shares outstanding	233,569	$5,045,213

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and interim periods within those fiscal years and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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SEMIANNUAL REPORT

SEPTEMBER 30, 2006

STRATEGIC PARTNERS

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.96

Income from investment operations
Net investment income	0.26
Net realized and unrealized gains (losses) on investments transactions	1.56

Total from investment operations	1.82

Less Dividends:
Dividends from net investment income	(0.19)

Total dividends	(0.19)

Net asset value, end of period	$26.59

Total Return(a)	7.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$170,956
Average net assets (000)	$133,492
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.24	%(d)
Expenses, excluding distribution and service (12b-1) fees	0.99	%(d)
Net investment income	2.30	%(d)
For Class A, B, C, and Z shares:
Portfolio turnover	17	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	The Distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets for the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2006(b)	2005	2004	2003(b)	2002(b)

$17.89	$15.71	$9.84	$9.97	$8.71

0.35	0.26	0.16	0.29	0.31
7.00	2.14	5.93	(0.08)	1.30

7.35	2.40	6.09	0.21	1.61

(0.28)	(0.22)	(0.22)	(0.34)	(0.35)

(0.28)	(0.22)	(0.22)	(0.34)	(0.35)

$24.96	$17.89	$15.71	$9.84	$9.97

41.50%	15.37%	62.79%	2.27%	19.00%

$120,881	$37,686	$25,954	$11,073	$11,225
$74,239	$28,961	$15,886	$11,248	$12,433

1.40%	1.53%	1.58%	1.79%	1.93%
1.15%	1.28%	1.33%	1.54%	1.68%
1.58%	1.71%	1.53%	2.97%	3.43%

35%	48%	65%	92%	110%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended September 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.84

Income from investment operations
Net investment income	0.16
Net realized and unrealized gains (losses) on investments transactions	1.54

Total from investment operations	1.70

Less Dividends:
Dividends from net investment income	(0.10)

Total dividends	(0.10)

Net asset value, end of period	$26.44

Total Return(a)	6.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,853
Average net assets (000)	$22,611
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.99	%(c)
Net investment income	2.27	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended March 31,
2006(b)	2005	2004	2003(b)	2002(b)

$17.81	$15.65	$9.82	$9.95	$8.69

0.18	0.16	0.12	0.22	0.24
6.99	2.11	5.86	(0.08)	1.30

7.17	2.27	5.98	0.14	1.54

(0.14)	(0.11)	(0.15)	(0.27)	(0.28)

(0.14)	(0.11)	(0.15)	(0.27)	(0.28)

$24.84	$17.81	$15.65	$9.82	$9.95

40.38%	14.51%	61.62%	1.47%	18.14%

$22,117	$35,251	$35,961	$25,072	$28,357
$23,855	$33,968	$30,195	$26,955	$27,939

2.15%	2.28%	2.33%	2.54%	2.68%
1.15%	1.28%	1.33%	1.54%	1.68%
0.91%	0.99%	0.97%	2.20%	2.67%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended September 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.84

Income from investment operations
Net investment income	0.16
Net realized and unrealized gains (losses) on investments transactions	1.54

Total from investment operations	1.70

Less Dividends:
Dividends from net investment income	(0.10)

Total dividends	(0.10)

Net asset value, end of period	$26.44

Total Return(a)	6.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,365
Average net assets (000)	$25,626
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.99	%(c)
Net investment income	2.28	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended March 31,
2006(b)	2005	2004	2003(b)	2002(b)

$17.81	$15.65	$9.82	$9.95	$8.69

0.18	0.16	0.12	0.22	0.25
6.99	2.11	5.86	(0.08)	1.29

7.17	2.27	5.98	0.14	1.54

(0.14)	(0.11)	(0.15)	(0.27)	(0.28)

(0.14)	(0.11)	(0.15)	(0.27)	(0.28)

$24.84	$17.81	$15.65	$9.82	$9.95

40.38%	14.51%	61.62%	1.47%	18.14%

$22,415	$10,524	$6,852	$3,642	$4,117
$14,963	$7,973	$4,734	$3,891	$4,390

2.15%	2.28%	2.33%	2.54%	2.68%
1.15%	1.28%	1.33%	1.54%	1.68%
0.84%	0.95%	0.87%	2.24%	2.72%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended September 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.01

Income from investment operations
Net investment income	0.29
Net realized and unrealized gains (losses) on investments transactions	1.56

Total from investment operations	1.85

Less Dividends:
Dividends from net investment income	(0.22)

Total dividends	(0.22)

Net asset value, end of period	$26.64

Total Return(a)	7.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,194
Average net assets (000)	$27,074
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.99	%(c)
Net investment income	2.28	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended March 31,
2006(b)	2005	2004	2003(b)	2002(b)

$17.93	$15.75	$9.85	$9.98	$8.72

0.41	0.31	0.18	0.31	0.33
7.00	2.13	5.96	(0.07)	1.30

7.41	2.44	6.14	0.24	1.63

(0.33)	(0.26)	(0.24)	(0.37)	(0.37)

(0.33)	(0.26)	(0.24)	(0.37)	(0.37)

$25.01	$17.93	$15.75	$9.85	$9.98

41.80%	15.69%	63.21%	2.52%	19.29%

$19,484	$9,776	$7,506	$1,884	$1,179
$13,939	$7,784	$3,648	$1,722	$988

1.15%	1.28%	1.33%	1.54%	1.68%
1.15%	1.28%	1.33%	1.54%	1.68%
1.88%	1.98%	1.52%	3.17%	3.70%

See Notes to Financial Statements.

Strategic Partners Real Estate Fund	31

Approval of Advisory Agreements

I. Renewal of Existing Agreements

The Board of Trustees (the “Board”) of Strategic Partners Real Estate Fund (the “Fund”) oversees the management of the Fund), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of Wellington Management Company LLP (“Wellington”) and Principal Real Estate Investors LLC (“Principal”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of Wellington and Principal, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Strategic Partners Real Estate Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Wellington and Principal. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Wellington and Principal, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Wellington and Principal, and also reviewed the qualifications, backgrounds and responsibilities of Wellington’s and Principal’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Wellington’s and Principal’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and Wellington and Principal. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI and Wellington and Principal. The Board noted that neither Wellington nor Principal is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Wellington and Principal, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Wellington and Principal under the management and subadvisory agreements.

Performance of Strategic Partners Real Estate Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of

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comparable funds in a Peer Universe. The Board noted that the Fund also outperformed against its benchmark index over the same time periods. The Board also considered the performance of the separate “sleeves” of the Fund managed by Wellington and Principal.

The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s management fee ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board considered information about the profitability of Wellington and Principal, but concluded that the level of a subadviser’s profitability may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI, Wellington and Principal, as well as the fact that PI compensates the subadvisers out of its management fee.

Strategic Partners Real Estate Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Wellington and Principal

The Board considered potential ancillary benefits that might be received by PI and Wellington and Principal and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Wellington and Principal included their ability to use soft dollar credits, brokerage commissions received by affiliates of Wellington or Principal, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Wellington and Principal were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

II. Approval of New Subadvisory Agreement and Submission to Fund Shareholders

Following the Board’s actions on June 7-8, 2006 approving the renewal of the Fund’s current subadvisory agreements with each of Wellington and Principal as discussed above, the Board subsequently convened in a special meeting held on July 19, 2006. As further explained below, at the July 19 meeting, the Board approved a new subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM”) intended to replace the existing subadvisory agreements with Wellington and Principal, and approved submitting the proposed new subadvisory agreement to Fund shareholders for approval.

Matters Considered by the Board

The Board, including the Independent Trustees, met on July 19, 2006 to consider a recommendation and proposal by PI to replace the Fund’s existing subadvisers and to approve a new subadvisory agreement with Prudential Investment Management, Inc. (PIM), under which Prudential Real Estate Investors (PREI), an affiliate of PI, would serve as the Fund’s subadviser. In advance of the meeting, the Trustees received

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materials relating to the recommendation, and had the opportunity to ask questions and request additional information in connection with their consideration. The materials detailed, among other things, the performance history of the Fund, the Fund’s subadvisory fee structure, information about PREI and its professional staff, and information detailing PREI’s investment philosophy, experience and expertise in global real estate securities investments.

At the July 19 meeting, representatives of PI explained and discussed with the Trustees the specific reasons why PI recommended PREI as the Fund’s new subadviser and responded to questions raised by the Trustees. Representatives of PREI also attended the meeting and conducted a presentation about PREI and its investment approach for the Trustees.

In approving the new subadvisory agreement with PREI, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by the existing subadvisers and the proposed new subadviser. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered the information provided by PI in advance of the meeting as well as the information, presentations and discussions that occurred at the July 19 meeting.

The material factors and conclusions that formed the basis for the Trustees’ determination to approve the agreements are discussed separately below.

Reasons for Replacing the Existing Subadvisers

The Board considered an overall presentation by PI with respect to the future of the Strategic Partners fund family, which includes the Fund. The Board considered PI’s conclusion that due to changes in the marketplace and competitive landscape, the Strategic Partners fund family was not viable, and that, therefore, it would be in the interest of Strategic Partners fund shareholders to pursue certain fund reorganizations and subadviser changes so as to integrate the Strategic Partners funds into the JennisonDryden fund family that is advised by subadvisers affiliated with PI.

With respect to the Fund, the Board considered PI’s conclusion that integration of the Fund into the JennisonDryden fund family by appointing an affiliated subadviser was appropriate, in light of its positive performance history, the absence of a similar fund in the JennisonDryden fund family, and the availability of PREI as an affiliated subadviser with expertise and experience in global real estate investing. The Board

Strategic Partners Real Estate Fund

Approval of Advisory Agreements (continued)

further considered PI’s recommendation that the investment focus of the Fund change from focusing on securities of U.S. real estate companies to global real estate securities. The Board also considered that Wellington, one of the Fund’s current subadvisers, had stopped accepting additional assets due to capacity constraints.

The Board considered PI’s analysis and discussion of other alternatives for the Fund, including but not limited to, liquidation, transfer of Fund management to the Fund’s existing subadvisers, or a possible sale of the Fund and the other funds in the Strategic Partners fund family. The Board further considered PI’s reasons for concluding that the other alternatives were not feasible or practical, and that incorporating the Fund into the JennisonDryden fund family was preferable to any of the other available alternatives.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by the current subadvisers under the current subadvisory agreements and those that would be provided to the Fund by PREI under the new subadvisory agreement. The Board considered PI’s representation that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisers and PREI are each required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of PREI’s portfolio management team. The Board met in person with representatives of PREI and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund. The Board was also provided with information pertaining to PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PREI.

The Board also considered PI’s recommendation that the Fund’s investment strategy broaden from a U.S. real estate focus to a global focus, and the experience and investment performance of PREI in advising other funds and accounts using its global real estate strategy. The Board further considered that the current subadvisers to the Fund did not specialize in global real estate investing. The Board considered PREI’s background and experience in global real estate securities investing, which contrasted with the current subadvisers’ focus on investments in securities of U.S. real estate companies. The Board considered PREI’s research and securities selection capabilities. The Board further considered the potential for enhanced performance of the Fund in pursuing a global focus and PREI’s expertise and investment style. In

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order to reflect the changes in the Fund’s investment strategy and new subadviser, the Board also approved a change in the Fund’s name to Dryden Global Real Estate Fund, to become effective upon approval by shareholders of the subadvisory agreement with PREI.

The Board noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PREI, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire PREI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Fund by PREI and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by PREI would likely be high.

Performance of the Fund

Because PREI would be a new subadviser for the Fund, the Board could not evaluate PREI’s performance as subadviser to the Fund.

However, the Board considered and received information comparing the performance histories of mutual funds primarily investing in real estate securities of U.S. companies and mutual funds investing in the global real estate securities markets. The information furnished to the Board showed that mutual funds investing globally generally outperformed mutual funds that invested primarily in domestic real estate securities. The Board considered PREI’s broadening of the Fund’s investment strategy to a global focus in the context of the historical outperformance of global real estate securities funds (with their attendant risks) as against domestic real estate securities funds. While acknowledging that past performance does not guarantee future results, the Board considered that the change in the Fund’s investment strategy would expose it to the possibility of similar returns.

The Board also considered and received information detailing the expected growth of foreign real estate securities markets, and the foreign investment opportunities that should be available to the Fund by broadening the Fund’s investment strategy.

The Board considered PREI’s positive performance history in managing portfolios and accounts utilizing a global real estate securities strategy similar to the strategy that PREI would utilize in managing the Fund. The Board further considered the strong performance record of one of the principal PREI portfolio managers in managing a real estate mutual fund before joining PREI.

Strategic Partners Real Estate Fund

Approval of Advisory Agreements (continued)

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by PI under the proposed new subadvisory agreement, which call for PREI to be paid on an annualized basis 0.45% on the first $1 billion of average daily net assets, and 0.40% thereafter average daily net assets. The Board noted that implementation of this fee rate was contingent upon shareholder approval of a separate proposal to increase the Fund’s management fee, and that PI and PREI had agreed to execute a waiver to reduce the subadvisory fee rate to 0.38% average daily net assets if shareholders approved the new subadvisory agreement but did not approve the management fee increase.

The Board also considered the fee rate payable to PREI by other portfolios and accounts with investment objectives similar to that of the Fund.

The Board noted that the subadvisory fees payable to PREI would not impact Fund shareholders directly because those fees are payable by PI and there would be no change to the investment management fee rate payable by the Fund to PI. The Board noted, however, that shareholders would be asked to approve a separate proposal to increase the Fund’s management fee. As a result of the above considerations, the Board concluded that the proposed subadvisory fee rate under the new subadvisory agreement was reasonable.

Subadviser’s Profitability

Because PREI had not previously served as a subadviser to the Fund, there was no profitability data for the Board to consider.

Economies of Scale

The Board considered information about the potential of PI and PREI to experience economies of scale as the Fund grows in size. The Board noted that the proposed subadvisory fee rate contained a breakpoint, and that the proposed advisory fee rate for the Fund also contained a breakpoint, which would enable shareholders to share in economies of scale that may exist as Fund assets grow.

Other Benefits to the Subadviser or Its Affiliates from Serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by PREI or its affiliates as a result of its relationship with the Fund. The Board concluded that such potential benefits to be derived by PREI or its affiliates might include access to additional research resources and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsberger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Wellington Management Company, LLP	75 State Street Boston, MA 02109
	Principal Global Investors, LLC	801 Grand Avenue Des Moines, IA 50392

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Real Estate Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Real Estate Fund
Share Class	A	B	C	Z
NASDAQ	PURAX	PURBX	—	—
CUSIP	86276L109	86276L208	86276L307	86276L406

MFSP182E2    IFS-A126679    Ed. 11/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Chief Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.